Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Weighted average share outstanding basic	2,767,449	996,934	172,864
Net income (loss) attributable to common shareholders of Tantech Holdings Ltd.	$ 5,582,847	$ 3,021,069	$ (8,358,129)
Dilutive securities -unexercised warrants		9,235
Weighted average share outstanding diluted	2,767,449	1,006,169	172,864
Earnings (loss) per share basic	$ 2.02	$ 3.03	$ (48.35)
Earnings (loss) per share diluted	$ 2.02	$ 3.00	$ (48.35)